Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets:
Cash	$ 2,441	$ 19,041		$ 27,476
Accounts receivable, net	3,431	26,760		37,342
Inventories	1,257	9,802		11,502
Prepaid expenses and other current assets	477	3,722		3,679
Total current assets	7,606	59,325		79,999
Property, plant and equipment, net	104	810		1,118
Right-of-use assets	1,448	11,297		15,295
Total non-current assets	1,552	12,107		16,413
TOTAL ASSETS	9,158	71,432		96,412
Current liabilities
Bank loan - current	385	3,000		11,000
Accounts payable	1,800	14,037		15,223
Other payables and accrued liabilities	879	6,860		6,313
Lease liabilities - current	539	4,203		5,822
Amounts due to related parties	78	611		3,056
Total current liabilities	3,681	28,711		41,414
Non-current liabilities
Lease liabilities - non-current	909	7,093		9,482
TOTAL LIABILITIES	4,590	35,804		50,896
Commitments and contingencies
Shareholders’ equity
Preference shares US$0.0001 par value per share; 3,000,000 authorized capital; nil shares issued and outstanding
Additional paid-in capital	3,919	30,570		30,570
Statutory reserve	360	2,806		2,806
Retained earnings	333	2,596		13,239
Accumulated other comprehensive loss	(45)	(353)		(1,108)
Total shareholders' equity	4,568	35,628		45,516
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	9,158	71,432		96,412
Common Class A [Member]
Shareholders’ equity
Ordinary shares, value		3		3
Common Class B [Member]
Shareholders’ equity
Ordinary shares, value	1	$ 6		$ 6
Common Stock Two [Member]
Shareholders’ equity
Ordinary shares, value	$ 1